Document and Entity Information	9 Months Ended
	Jun. 30, 2012	Aug. 13, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NEXT FUEL, INC.
Entity Central Index Key	0001422949
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Type	S-1
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,965,500

Condensed Balance Sheets (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current Assets
Cash	$ 3,598,260	$ 2,117,927
Accounts Receivable, net of allowance for doubtful accounts	96,944
Inventories, net
Employee Advances	25,692	5,583
Prepaid Expenses	31,250	28,873
Total Current Assets	3,752,146	2,152,383
Property and Equipment, net	10,202	6,470	2,373
Intangibles (Note 2(B)
Total Assets	3,762,348	2,158,853	2,373
Current Liabilities
Accounts payable and accrued expenses	92,939	167,776	10,790
Accounts payable - related party	914
Deferred Revenue	75,000	40,000
Loan Payable		0	285,750
Total Liabilities	168,853	207,776	296,540
Commitments and Contingencies (Note 6)
Stockholders' Equity/(Deficiency)
Preferred stock, $0.0001 par value; 100,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized, 10,965,500 and 12,052,500, 7,037,500 issued and outstanding, respectively	1,097	1,206	703
Additional paid-in capital	24,939,356	21,636,928	261,571
Less: Treasury stock; 0, 2,500,000 and 2,500,000 respectively		(93,000)	(93,000)
Deficit accumulated during the development stage	(21,346,958)	(19,594,057)	(463,441)
Total Stockholders' Equity/(Deficiency)	3,593,495	1,951,077	(294,167)
Total Liabilities and Stockholders' Equity/(Deficiency)	$ 3,762,348	$ 2,158,853	$ 2,373

Condensed Balance Sheets (Paranthetical) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	10,965,500	12,052,500	7,037,500
Common stock, shares outstanding	10,965,500	12,052,500	7,037,500
Treasury stock, shares	0	2,500,000	2,500,000

Condensed Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		50 Months Ended	59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Sales	$ 96,944	$ 11,490	$ 193,229	$ 11,490	$ 11,490		$ 11,490	$ 204,719
Contract Income	60,000		60,000					60,000
License Fee Income	25,000		25,000					25,000
Consulting Income			40,000					40,000
Total Revenues	181,944	11,490	318,229	11,490				329,719
Cost of Goods Sold	(130,423)	(11,005)	(206,327)	(11,005)	(69,940)		(69,940)	(276,267)
Gross Loss	51,521	485	111,902	485	(58,450)		(58,450)	53,452
Operating Expenses
Professional fees	199,007	117,336	442,251	505,269	713,883	27,930	1,083,147	1,525,398
Research and development costs	16,211		58,711	17,649,999	17,649,999		17,649,999	17,708,710
Contribution Expense		100,000	100	100,000	100,000		100,000	100,100
Salary Expense	247,783	109,999	817,311	109,999				823,397
General and administrative	183,521	134,215	549,187	142,218	545,197	11,379	597,743	1,140,844
Total Operating Expenses	646,522	461,550	1,867,560	18,507,485	19,009,079	39,309	19,430,889	21,298,449
Loss from Operations	(595,001)	(461,065)	(1,755,658)	(18,507,000)	(19,067,529)	(39,309)	(19,489,339)	(21,244,997)
Other Expenses
Interest Income	1,130	497	2,817	497	1,693		1,693	4,510
Interest Expense		(1,750)	(60)	(64,574)	(64,780)	(25,513)	(106,411)	(106,471)
Total Other Income/(Expense)	1,130	(1,253)	2,757	(64,077)	(63,087)	(25,513)	(104,718)	(101,961)
Loss from Operations Before Income Taxes	(593,871)	(462,318)	(1,752,901)	(18,571,077)	(19,130,616)	(64,822)	(19,594,057)	(21,346,958)
Provision for income taxes
NET LOSS	$ (593,871)	$ (462,318)	$ (1,752,901)	$ (18,571,077)	$ (19,130,616)	$ (64,822)	$ (19,594,057)	$ (21,346,958)
Net Loss Per Share - Basic and Diluted	$ (0.06)	$ (0.04)	$ (0.16)	$ (2.17)	$ (2.03)	$ (0.01)
Weighted average number of shares outstanding during the year - Basic and Diluted	10,656,258	11,337,610	10,868,745	8,546,287	9,432,466	6,886,336

Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit during Development Stage	Subscription Receivable
Balance at Aug. 14, 2007
Beginning Balance (shares) at Aug. 14, 2007
Common stock issued for services to founder ($0.0001)	500		500
Common stock issued for services to founder ($0.0001) , Shares			5,000,000
Common stock issued for cash ($0.10/ per share)	39,000		124	123,876			(85,000)
Common stock issued for cash ($0.10/ per share) , Shares			1,240,000
In kind contribution of cash	100			100
In-kind contribution of services	700			700
Net Loss	(12,300)					(12,300)
Balance at Sep. 30, 2007	28,000		624	124,676		(12,300)	(85,000)
Balance, (Shares) at Sep. 30, 2007			6,240,000
Common stock issued for cash ($0.10/ per share)	19,750		20	19,730
Common stock issued for cash ($0.10/ per share) , Shares			197,500
Purchase of treasury stock	(40,000)				(40,000)
Cash received for subscription receivable	85,000						85,000
In-kind contribution of services	5,200			5,200
Net Loss	(204,665)					(204,665)
Balance at Sep. 30, 2008	(106,715)		644	149,606	(40,000)	(216,965)
Balance, (Shares) at Sep. 30, 2008			6,437,500
Common stock issued for cash ($0.10/ per share)	27,500		27	27,473
Common stock issued for cash ($0.10/ per share) , Shares			275,000
Purchase of treasury stock	(53,000)				(53,000)
In kind contribution of interest	16,118			16,118
In-kind contribution of services	5,200			5,200
Net Loss	(181,654)					(181,654)
Balance at Sep. 30, 2009	292,551		671	198,397	(93,000)	(398,619)
Balance, (Shares) at Sep. 30, 2009			6,712,500
Common stock issued for cash ($3.05 per share)	(25,506)
Common stock issued for cash ($0.10/ per share)	32,500		32	32,468
Common stock issued for cash ($0.10/ per share) , Shares			325,000
In kind contribution of interest	25,506			25,506
In-kind contribution of services	5,200			5,200
Net Loss	(64,822)					(64,882)
Balance at Sep. 30, 2010	(294,167)		703	261,571	(93,000)	(463,441)
Balance, (Shares) at Sep. 30, 2010			7,037,500
Common stock issued for services ($5.50/ per share)	27,500		2	27,498
Common stock issued for services ($5.50/ per share) (Shares)			5,000
Common stock issued for cash ($3.05 per share)	(12,824)
Common stock issued for cash ($0.10/ per share)	5,000		5	4,995
Common stock issued for cash ($0.10/ per share) , Shares			50,000
Common stock issued for cash ($2/ per share) less stock offering costs	95,962		5	95,957
Common stock issued for cash ($2/ per share) less stock offering costs (Shares)			50,000
Common stock issued for cash ($3/ per share)	1,200,000		40	1,199,960
Common stock issued for cash ($3/ per share) (shares)			400,000
Common stock issued for cash ($2/ per share)	1,999,975		100	1,999,875
Common stock issued for cash ($2/ per share) (shares)			1,000,000
Conversion of $50,000 convertible note to 500,000 shares of stock	50,000		50	49,950
Conversion of $50,000 convertible note to 500,000 shares of stock (Shares)			500,000
Benefical conversion of convertible note payable	50,000			50,000
Issuance of 3,010,000 shares in exchange for intellectual property	13,394,500		301	13,394,199
Issuance of 3,010,000 shares in exchange for intellectual property (Shares)			3,010,000
Issuance of 1,000,000 warrants in exchange for intellectual property	4,250,499			4,250,499
Value of service provided for the acquisition of intellectual property	287,000			287,000
In kind contribution of interest	12,824			12,824
In-kind contribution of services	289,600			2,600
Net Loss	(19,130,616)					(19,130,616)
Balance at Sep. 30, 2011	1,951,077		1,206	21,636,928	(93,000)	(19,594,057)
Balance, (Shares) at Sep. 30, 2011			12,052,500
Common stock issued for services ($5.50/ per share)	5,500			5,500
Common stock issued for services ($5.50/ per share) (Shares)			1,000
Common stock issued for services ($4.00 per share)	28,000		1	27,999
Common stock issued for services ($4.00 per share) (Shares)			7,000
Issuance of Stock Options	287,819			287,819
Exercise of 425,000 warrants ($.20 per share)	85,000		43	84,958
Exercise of 425,000 warrants ($.20 per share) (Shares)			425,000
Common stock issued for cash ($3.05 per share)			98	2,988,902
Common stock issued for cash ($3.05 per share) (Shares)			980,000
Cancelation of treasury shares,value			(250)	(92,750)	93,000
Cancelation of treasury shares (Shares)			(2,500,000)
In-kind contribution of services
Net Loss	(1,752,901)					(1,752,901)
Balance at Jun. 30, 2012	$ 3,593,495		$ 1,097	$ 24,939,356		$ (21,346,958)
Balance, (Shares) at Jun. 30, 2012			10,965,500

Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (Parenthentical) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2007	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Statement Of Stockholders Equity [Abstract]
Number of warrrants exercised		425,000
Fair value of warrants exercised		$ 0.2
Common stock issued for services to founder, Per Shares	$ 0.0001
Common stock issued for cash, per share	$ 0.1	$ 3.05	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Common stock issued for cash, per share $2			$ 2
Common stock issued for cash, per share $3			$ 3
Common stock issued for cash less stock offering cost, per share			$ 2
Conversion of Convertible Note to Shares of stock			$ 50,000
Common stock shares issued for conversion of convertible note			500,000
Common stock shares issued in exchange for intellectual property			3,010,000
Warrants issued in exchnage for intellectual property			1,000,000
Common stock issued for services		$ 5.5	$ 5.5
Common stock issued for services $ 4.00 per share		$ 4	$ 4

Condensed Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		50 Months Ended	59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Jun. 30, 2012
Cash Flows Used In Operating Activities:
Net Loss	$ (1,752,901)	$ (18,571,077)	$ (19,130,616)	$ (64,822)	$ (19,594,057)	$ (21,346,958)
Adjustments to reconcile net loss to net cash used in operations
Common stock issued for services	33,500	13,750	27,500		28,000	61,500
Common stock issued for intellectual property		17,644,999	17,644,999		17,644,999	17,644,999
Beneficial conversion feature in stock conversion		50,000	(50,000)		50,000	50,000
In-kind contribution of services		289,600	289,600	5,200	305,900	305,900
In-kind contribution of interest		12,824	12,824	25,506	54,448	54,448
Compensation expense on stock options	287,819					287,819
Depreciation and amortization expense	1,817	786	1,312	982	3,848	5,665
Impairment of inventory	58,935		58,935		58,935
Changes in operating assets and liabilities:
Increase in accounts receivable	(96,944)					(96,944)
Increase in inventory	(58,935)	(11,005)	(58,935)		(58,935)
Increase in prepaid	(2,377)	(6,437)	(28,873)		(28,873)	(31,250)
Increase in employee advances	(20,109)		(5,583)		(5,583)	(25,692)
Increase in accounts payable and accrued expenses	(73,853)	62,747	156,986	555	167,776	92,939
Decrease in accounts payable - related parties	(70)					914
Increase in deferred revenue	35,000		40,000		40,000	75,000
Net Cash Used In Operating Activities	(1,588,118)	(513,813)	(941,851)	(32,579)	(1,333,542)	(2,921,660)
Cash Flows Used in Investing Activities:
Purchase of Fixed Assets	(5,549)	(2,961)	(5,409)		(10,318)	(15,867)
Net Cash Used In Investing Activities	(5,549)	(2,961)	(5,409)		(10,318)	(15,867)
Cash Flows From Financing Activities:
Proceeds from loan payable		11,856			325,750	325,750
Proceeds from convertible note payable		50,000	50,000		50,000	50,000
Repayments of loan payable		(285,750)	(285,750)		(325,750)	(325,750)
Purchase of treasury stock					(93,000)	(93,000)
Proceeds from issuance of common stock, net of offering costs	3,074,000	3,300,937	3,300,937	32,500	3,504,787	6,578,787
Net Cash Provided by Financing Activities	3,074,000	3,077,043	3,065,187	32,500	3,461,787	6,535,787
Net Increase/ (Decrease) in Cash	1,480,333	2,560,269	2,117,927	(79)	2,117,927	3,598,260
Cash at Beginning of Year/Period	2,117,927			79
Cash at End of Year/Period	3,598,260	2,560,269	2,117,927		2,117,927	3,598,260
Supplemental disclosure of cash flow information:
Cash paid for interest	60	1,750	1,750		1,750	1,810
Cash paid for taxes					127	127
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in exchange for subscription receivable	$ 1,525,000	$ 100,000				$ 1,625,000

Condensed Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended	50 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Statement Of Cash Flows [Abstract]
Convertible note payable that was converted into common stock shares	$ 50,000	$ 50,000
Shares of common stock shares that notes payable were converted into	500,000
Conversion rate of convertible notes payable into common stock shares	$ 0.01	$ 0.01
Interest expense from beneficial conversion feature	$ 50,000	$ (50,000)

Summary of Significant Accounting Policies and Organization	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

NOTE 1	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

(A) Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information.  Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management's opinion, however that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.  The results for the interim period are not necessarily indicative of the results to be expected for the year.

Next Fuel, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Nevada on August 14, 2007.  Next Fuel, Inc. is a service-based firm that will develop and commercialize innovative technologies associated with renewable energy, such as unconventional natural gas production from lower grade coal, lignite, oil shale and other carbonaceous deposits.  We refer to this generally as Coal-to-Gas Technology.

We are also investigating opportunities to develop or acquire other advanced technologies with focus on clean renewable energy, such as novel systems for energy-related water treatment, and processes for carbon dioxide conversion and carbon loop closure, and biological fuel cells.  Collaborations with leading research institutes, such University of Colorado, University of Wyoming, and Peking University will allow the Company to focus on identifying and acquiring or developing a portfolio of growth opportunities with compelling market values and clean energy and environmental stewardship.

We are a technology provider and service company that assist owners of natural gas production resources to increase the efficiency of their operations by providing CTG technology and technical support services utilizing our CTG technology.  We do not plan to own or develop natural gas production projects.

Activities during the development stage include initiating pilot test work, finalizing the business plan and raising capital.

For comparison, the Company’s Form 10-Q for the quarter ended March 31, 2012 was restated.  When comparative data is used in this statement, the Company is referencing the restated Form 10-Q/A.

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Significant estimates include the valuation of inventory, valuation of equity based compensation and valuation of deferred tax assets.  Actual results could differ from those estimates.

(C) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents.  At June 30, 2012 and September 30, 2011, respectively, the Company had no cash equivalents.

(D) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, “Earnings Per Share”.

Diluted income per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive; they are excluded from the calculation of diluted income per share.  For the nine months ended June 30, 2012 and 2011 respectively, 575,000, and 0, shares issuable upon the exercise of warrants were not included in the computation of income per share because their inclusion is anti-dilutive.  For the nine months ended June 30, 2012 and 2011 respectively, 3,720,000, and 0, shares issuable upon the exercise of stock options were not included in the computation of income per share because their inclusion is anti-dilutive.

(E) Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for furniture and equipment.

(F) Intangible Assets

In accordance with ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.  Any other intangible assets deemed to have indefinite lives are not subject to amortization (See Note 2(B)).

(G) Inventory

Inventory is valued at the lower of cost or market value. Cost is determined using the first in first out (FIFO) method. Provision for potentially obsolete or slow moving inventory is made based on management analysis or inventory levels and future sales forecasts. During the nine months ended June 30, 2012 and the year ended September 30, 2011, the Company recognized an impairment of $0 and $58,935 in inventory, respectively.

	June 30, 2012	September 30, 2011
Inventory	$-	$58,935
Reserve	$-	$(58,935)
Total	$-	$-

(H) Stock-Based Compensation

The Company measures the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognizes the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  Compensation cost is measured on the date of grant at their fair value.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments.  In general, the measurement date for shares issued to non-employees is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant.

(I) Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(J) Business Segments

The Company operates in one segment and therefore segment information is not presented.

(K) Revenue Recognition

Revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

The Company's revenue transactions include the following: additives, consulting services, royalties, and intellectual property licensing.  The Company recognizes revenue when it is realized or realizable and earned.  The timing and the amount of revenue recognized from the licensing of intellectual property depend upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations.  For the sale of multiple-element arrangements, including whereby additives, consulting or intellectual property is combined in a revenue generating transaction with other elements, the Company allocates to, and recognizes revenue from, the various elements based on their relative selling price. The Company allocates to, and recognizes revenue from, the various elements of multiple-element arrangements based on relative selling price of a deliverable, using: vendor-specific objective evidence, third-party evidence, and best estimated selling price in accordance with the selling price hierarchy.

(L) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for prepaid expenses and accounts payable approximate fair value based on the short-term maturity of these instruments as of June 30, 2012 and September 30, 2011.

The following are the hierarchical levels of inputs to measure fair value:

☐	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
☐
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

☐
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

(M) Concentration of Credit Risk

At June 30, 2012, 100% of revenue was from one customer.

At times the Company has cash in bank accounts in excess of FDIC insurance limits. The Company had approximately $3,380,135 and $1,851,090 in excess of FDIC insurance limits as of June 30, 2012 and September 30, 2011, respectively.

(N) Recent Accounting Pronouncements

ASU No. 2011-04; Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.   In May, 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted.

The Company adopted the methodologies prescribed by this ASU in its second quarter and it did not have a material effect on its financial position or results of operations.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income.  In June, 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The adoption of the statement did not have a material effect on the Company’s financial statements.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard did not have a material impact on the Company’s reported results of operations or financial position.

NOTE 1	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

(A) Basis of Presentation

Next Fuel, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Nevada on August 14, 2007.  Next Fuel, Inc. is a service-based firm that will develop and commercialize innovative technologies associated with renewable energy, such as unconventional natural gas production from lower grade coal, lignite, oil shale and other carbonaceous deposits.  We refer to this generally as Coal-to-Gas Technology.

We are also investigating opportunities to develop or acquire other advanced technologies with focus on clean renewable energy.  With collaborations with leading research institutes,  we will focus on identifying and acquiring or developing a portfolio of growth opportunities with compelling market values and clean energy and environment stewardship.

We are a technology provider and service company that assist owners of natural gas production resources to increase the efficiency of their operations by providing CTG technology and technical support services utilizing our CTG technology.  We do not plan to own or develop natural gas production projects.

Activities during the development stage include initiating pilot test work, finalizing the business plan and raising capital.

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Significant estimates include the valuation of inventory, valuation of equity based compensation and valuation of deferred tax assets. Actual results could differ from those estimates.

(C) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents.  At September 30, 2011 and September 30, 2010, respectively, the Company had no cash equivalents.

(D) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, “Earnings Per Share.”

Diluted loss per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive, they are excluded from the calculation of diluted loss per share.  For the years ended September 30, 2011 and 2010 respectively, 1,000,000 and 0,   shares issuable upon the exercise of warrants and were not included in the computation of loss per share because their inclusion is anti-dilutive.

(E) Property and Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for computer equipment.

(F) Intangible Assets

In accordance with ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.

(G) Inventory

Inventory is valued at the lower of cost or market value. Cost is determined using the first in first out (FIFO) method. Provision for potentially obsolete or slow moving inventory is made based on management analysis or inventory levels and future sales forecasts. During the year ended September 30, 2011, the Company recognized an impairment of $58,935 in inventory.

	September 30, 2011	September 30, 2010
Inventory	$58,935	$-
Reserve	$(58,935)	$-
Total	$-	$-

(H) Stock-Based Compensation

In December 2004, the FASB issued ASC No. 718, Compensation – Stock Compensation (“ASC 718”).  Under ASC 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As such, compensation cost is measured on the date of grant at their fair value.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.  The Company applies this statement prospectively.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”) defines the measurement date and recognition period for such instruments.  In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the ASC 505.

(I) Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”).  Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

	September 30, 2011	September 30, 2010

Expected income tax expense at the statutory rate of 38.55%	$(6,482,547)	$(24,991)
Tax effect of expenses that are not deductible for income
tax purposes (net of other amounts deductible for tax purposes)	104,538	11,840
Tax effect of differences in the timing of deductibility of items	20,038	-
for income tax purposes
Change in valuation allowance	6,357,971	13,151

Provision for income taxes	$-	$-

The components of deferred income taxes are as follows:

	September 30, 2011	September 30, 2010

Deferred income tax asset:
Net operating loss carryforward	6,513,599	155,628
Valuation Allowance	(6,513,599)	(155,628)
Deferred income taxes	-	-

As of September 30, 2011 and 2010 the Company has a net operating loss carryforward of approximately $19,100,000 and $404,978, respectively, available to offset future taxable income through 2031. The valuation allowance at September 30, 2011 was $6,513,599.  The valuation allowance at September 30, 2010 was $155,628. The net change in the valuation allowance for the year ended September 30, 2010 was an increase of $6,357,971.

(J) Business Segments

The Company operates in one segment and therefore segment information is not presented.

(K) Revenue Recognition

The Company will recognize revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition”.  In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

The Company recognizes revenue from royalty agreements as the royalties are earned. The Company recognizes revenue from the sale of additives at the time the products are delivered.  The price is fixed and collection is reasonably assured.  The Company recognizes revenue under service agreements when the services are complete and the Company has no remaining obligations under the agreements.

(L) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for prepaid expenses and accounts payable and accrued expenses approximate fair value based on the short-term maturity of these instruments.
The following are the hierarchical levels of inputs to measure fair value:

☐	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
☐
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

☐
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company's financial instruments consisted of accounts payable. The carrying amount of the Company's financial instruments generally approximated its fair value as of September 30, 2011, due to the short-term nature of this instrument.

(M) Research and Development

Under ASC No 350, goodwill and any other intangible assets deemed to have indefinite lives are not subject to amortization; however, goodwill is subject to impairment reviews, which must be performed at least annually or more frequently if events or circumstances indicate that goodwill or other indefinite lives intangibles might be impaired.

(N) Concentration of Credit Risk

At September 30, 2011, 100% of sales is to one customer.

At times the Company has cash in bank accounts in excess of FDIC insurance limits. The Company had approximately $1,851,090 and $0 in excess of FDIC insurance limits as of September 30, 2011 and September 30, 2010, respectively.

(O) Recent Accounting Pronouncements

ASU No. 2011-03; Reconsideration of Effective Control for Repurchase Agreements.  In April, 2011, the FASB issued ASU No. 2011-03. The amendments in this ASU remove from the assessment of effective control the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. The amendments in this ASU also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-04; Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.   In May, 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted.

The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income.  In June, 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. Due to the recency of this pronouncement, the Company is evaluating its timing of adoption of ASU 2011-05, but will adopt the ASU retrospectively by the due date.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Equipment and Intangibles	9 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
EQUIPMENT AND INTANGIBLES

NOTE 2	EQUIPMENT AND INTANGIBLES

(A)	Equipment

At June 30, 2012 and September 30, 2011 equipment is as follows:

	June 30, 2012	September 30, 2011

Computer Equipment	$9,498	$8,818
Furniture & Equipment	4,869	-
Website Costs	1,500	1,500
Less accumulated depreciation
and amortization	(5,665)	(3,848)

	$10,202	$6,470

Depreciation and amortization expense for the nine months ended June 30, 2012 and 2011 and the period from August 14, 2007 (Inception) to June 30, 2012 was $1,817, $786 and $5,665 respectively.

(B)	Intangibles

On April 20, 2012, Next Fuel acquired the rights to certain intellectual property, as further described below.  These rights were acquired with cash (see Note 7).  The intellectual property rights that were acquired were in the form of rights to new technologies and assignment of U.S. Provisional Patent Application No. 61624313 entitled “Transition Metals Enhancement of Biogenic Natural Gas Production”, filed on April 15, 2012.  Due to early stage and requirement for further development of these technologies, the fact that Next Fuel is a development stage company, and the current significant uncertainty of recoverability in the future; the Company has expensed the costs of these transactions to research and development at the time of the acquisitions.

On February 12, 2012 and March 28, 2011, Next Fuel acquired the rights to certain intellectual property, as further described below.  These rights were acquired through the issuance of stock options and minimal cash consideration in February 2012 (see Note 4) and the issuance of shares of the Company’s common stock and stock warrants in March 2011 (see Note 3(C)).  The intellectual property rights that were acquired were in the form of the rights to new technologies.  Provisional patent applications were filed for each.  Due to early stage and requirement for further development of these technologies, the fact that Next Fuel is a development stage company, and the current significant uncertainty of recoverability in the future; the Company has expensed the costs of these transactions to research and development at the time of the acquisitions.

Although the company has expensed these technologies, the company believes that this intellectual property and associated patent applications were instrumental in the company’s ability to raise $1,525,000 in April 2012.   The company believes there is a large market for new green technology associated with clean coal initiatives and the acquired technology will position the company to take advantage and participate in this market if this market grows and we develop this technology.

In February 2012, Next Fuel acquired the rights to two new technologies from individual inventors (LPV Technology and CTP Technology described below).  Both technologies are early stage and will require further development before we understand their full commercial potential. Provisional U. S. patent applications were filed for each.

Low Energy-input Pervaporation (LPV) Technology.
The LPV Technology we acquired brings an opportunity to expand our energy related technology to clean up water used in oil and natural gas production, including Frac drilling.  We believe this technology will allow us to treat water that contains the most challenging, high salt- and total dissolved solids used or produced in U. S. oil & gas operations.  This new technology could provide the oil and gas industry with a new cost-effective method for treating this type of waste water and dealing with environmental restrictions on their operations.  If the Government continues to strengthen environmental regulations for the oil and gas industry, we believe demand for new water treatment technologies are likely to increase.  Although we do not expect significant revenue during this fiscal year, the LPV Technology could begin producing revenue in 2013.

Carbon Dioxide to Product (CTP) Technology
The CTP Technology we acquired targets the emerging market of carbon footprint elimination.  Our CTP Technology will convert carbon dioxide from sources such as power plants and other fossil fuel burning industry into value added organic compounds.  This process will also close the carbon loop by returning carbon to sold form instead of releasing it into the air.  We expect that our CTP Technology will have minimum energy input and the feedstock is the waste gas from stack emissions.  If we bring this technology to the market, we expect to derive revenue both from the operators of power plants for cleaning the feedstock (carbon dioxide) and from selling the products the CTP Technology produces.  We currently do not have a plan or schedule for commercializing this very early stage technology.

Although the company has expensed these technologies, it is the company’s belief that this intellectual property and associated patent applications may provide growth opportunities for the company in the highly competitive markets associated with O&G produced water and CO2 sequestration.  Given the early stage of the two technologies acquired, the company believes they will not make significant contributions to the company's business for several years.  .

Property and Equipment	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 2	PROPERTY AND EQUIPMENT

At September 30, 2011 and September 30, 2010 property and equipment is as follows:

	September 30, 2011	September 30, 2010

Computer Equipment	$8,818	$4,908
Website Costs	1,500	-
Less accumulated depreciation and amortization	(3,848)	(2,535)

	$6,470	$2,373

Depreciation and amortization expense for the years ended September 30, 2011 and 2010 and the period from August 14, 2007(Inception) to September 30, 2011 was $1,312, $982 and $3,848 respectively.

Stockholders' Equity/Deficiency	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Equity [Abstract]
STOCKHOLDERS���EQUITY/DEFICIENCY

NOTE 3	STOCKHOLDERS’EQUITY/DEFICIENCY

(A)	Common Stock Issued for Cash

On May 28, 2012, the Company issued 480,000 shares of common stock for $1,464,000 ($3.05/share).

On March 30, 2012, the Company issued 425,000 shares of common stock for $85,000 ($.20/share) for exercise of stock warrants.

On March 26, 2012, the Company entered into a stock subscription agreement for the sale of up to 500,000 shares of common stock in two installments.  On March 27, 2012, the Company sold 100,000 shares of common stock for $305,000 ($3.05/share) as the first installment of the subscription agreement.  On March 30, 2012, the Company sold 400,000 shares of common stock for $1,220,000 ($3.05/share) as the second installment of the subscription agreement.  These transactions closed in April, 2012 and the funds were released at that time.

The March 26, 2012 stock subscription agreement included a registration rights agreement.  The registration rights agreement stipulated a clause that the Company use commercially reasonable efforts to prepare and file a registration statement with the SEC within sixty (60) days after the agreement was signed on March 26, 2012.  The Company has filed such registration statement in accordance with the agreement.

On May 12, 2011, the Company issued 400,000 shares of common stock for $1,200,000 ($3/share).

On March 28, 2011, the Company entered into a stock subscription agreement for the sale of up to 1,000,000 shares of common stock in two installments.  On March 28, 2011, the Company sold 50,000 shares of common stock for $100,000 ($2/share) less $4,038 in stock offering costs. On May 20, 2011, the Company issued 950,000 shares of common stock for $1,899,975 ($2/share) as a second installment of the subscription agreement.

On October 14, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On August 10, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On July 20, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On April 13, 2010, the Company issued 75,000 shares of common stock for $7,500 ($0.10/share).

On February 17, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On November 4, 2009, the Company issued 100,000 shares of common stock for $10,000 ($0.10/share).

During March and April 2009, the Company issued 275,000 shares of common stock for $27,500 ($0.10/share).

During October and November 2007, the Company issued 197,500 shares of common stock for $19,750 ($0.10/share).

During October 2007, the Company collected $85,000 ($0.10/share) for the sale of 850,000 shares of common stock made during the period from August 14, 2007 (inception) through September 30, 2007.

For the year ended September 30, 2007 the Company issued 390,000 shares of common stock for $39,000 ($0.10/share).

(B) In-Kind Contribution

For the year ended September 30, 2011 a principal stockholder of the Company contributed services on behalf of the Company related to the acquisition of the intellectual property with a fair value of $287,000 (See Note 7).

For the year ended September 30, 2011, a shareholder of the Company contributed services having a fair value of $2,600 (See Note 7).

For the year ended September 30, 2010, a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the year ended September 30, 2011, the Company recorded contributed interest expense having a fair value of $12,824.

For the year ended September 30, 2010, the Company recorded contributed interest expense having a fair value of $25,506.

For the year ended September 30, 2009, the Company recorded contributed interest expense having a fair value of $16,118).

For the year ended September 30, 2009 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the year ended September 30, 2008 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a shareholder of the Company contributed services having a fair value of $700 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a principal stockholder of the Company contributed cash of $100 (See Note 7).

(C) Stock Issued for Services and Intellectual Property

On May 13, 2012, the Company issued 7,000 shares of the Company’s common stock, having a fair value of $28,000 ($4.00/share) on the grant date (See Note 6).

On October 15, 2011, the Company issued 1,000 shares of the Company's common stock, having a fair value of $5,500 ($5.50 per share) on the grant date (See Note 6).

On July 1, 2011, the Company issued 2,500 shares of the Company's common stock, having a fair value of $13,750 ($5.50 per share) on the grant date (See Note 6).

On April 1, 2011, the Company issued 2,500 shares of the Company's common stock, having a fair value of $13,750 ($5.50 per share) on the grant date (See Note 6).

On March 28, 2011, the Company issued 3,010,000 shares of the Company’s common stock, having a fair value of $13,394,500 on the grant date and 1,000,000 warrants having a fair value of $4,250,499 (See Notes 2(B) and 3(E)) in exchange for intellectual property.  As of September 30, 2011, the intellectual property was deemed to have no future value and the full amount was expensed to research and development.

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of $500 ($0.0001/share) in exchange for services provided (See Note 7).

(D) Treasury Shares

During the year ended September 30, 2009, the Company re-purchased 1,424,731 shares of common stock for $53,000.

During the year ended September 30, 2008, the Company re-purchased 1,075,269 shares of common stock for $40,000.

In 2012, the total of 2,500,000 shares of common stock held in treasury were cancelled.

(E)  Stock Warrants Issued for Intellectual Property

On March 28, 2011, the Company granted 1,000,000 two year warrants having an exercise price of $0.20 per share. The warrants vest immediately.  The Company has valued these warrants at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1 year
Expected volatility:	29.1%
Risk free interest rate:	0.25%
Expected dividends:	0%

The following table summarizes all warrant grants as of June 30, 2012, and the related changes during the nine months then ended:

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at September 30, 2011	1,000,000	$0.20
Granted	-	-
Exercised	425,000	0.20
Expired	-	-
Balance at June 30, 2012	575,000	$0.20
Warrants Exercisable at June 30, 2012	575,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011		$0.20

The following tables summarize information about stock warrants for the Company as of June 30, 2012 and 2011:

June 30, 2012 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$0.20	575,000	.74	$0.20	575,000	$0.20

June 30, 2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.67	$0.20	1,000,000	$0.20

(F)  Conversion of Note Payable

During the year ended September 30, 2011, a related party stockholder converted a $50,000 loan into 500,000 shares of common stock.  In addition, the Company recognized a $50,000 beneficial conversion upon the issuance of the note payable (See Notes 5 and 7).

NOTE 3	STOCKHOLDERS’ EQUITY/DEFICIENCY

(A)  Common Stock Issued for Cash

On May 12, 2011, the Company issued 400,000 shares of common stock for $1,200,000 ($3/share).

On March 28, 2011, the Company entered into a stock subscription agreement for the sale up to 1,000,000 shares of common stock in two installments.  On March 28, 2011, the Company sold 50,000 shares of common stock for $100,000($2/share), less $4,038 in stock offering costs.   On May 20, 2011, the Company issued 950,000 shares of common stock for $1,899,975 ($2/share) as a second installment of the subscription agreement.

On October 14, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On August 10, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On July 20, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On April 13, 2010, the Company issued 75,000 shares of common stock for $7,500 ($0.10/share).

On February 17, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On November 4, 2009, the Company issued 100,000 shares of common stock for $10,000 ($0.10/share).

During March and April 2009, the Company issued 275,000 shares of common stock for $27,500 ($0.10/share).

During October and November 2007, the Company issued 197,500 shares of common stock for $19,750 ($0.10/share).

During October 2007, the Company collected $85,000 ($0.10/share) for the sale of 850,000 shares of common stock made during the period from August 14, 2007 (inception) through September 30, 2007.

For the year ended September 30, 2007 the Company issued 390,000 shares of common stock for $39,000 ($0.10/share).

(B) In-Kind Contribution

For the year ended September 30, 2011 a principal stockholder of the Company contributed services on behalf of the Company related to the acquisition of the intellectual property with a fair value of $287,000 (See Note 7).

For the year ended September 30, 2011, a shareholder of the Company contributed services having a fair value of $2,600 (See Note 7).

For the year ended September 30, 2010, a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the year ended September 30, 2011, the Company recorded contributed interest expense having a fair value of $12,824 (See Note 4).

For the year ended September 30, 2010, the Company recorded contributed interest expense having a fair value of $25,506 (See Note 4).

For the year ended September 30, 2009, the Company recorded contributed interest expense having a fair value of $16,118 (See Note 4).

For the year ended September 30, 2009 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the year ended September 30, 2008 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a shareholder of the Company contributed services having a fair value of $700 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a principal stockholder of the Company contributed cash of $100 (See Note 7).

(C) Stock Issued for Services and Intellectual Property

On April 1, 2011, the Company issued 2,500 shares of Company's common stock, having a fair value of $13,750 ($5.50 per share) on the grant date (See Note 6).On July 1, 2011, the Company issued 2,500 shares of Company's common stock, having a fair value of $13,750 ($5.50 per share) on the grant date (See Note 6).

On March 28, 2011, the Company issued 3,010,000 shares of Company’s common stock, having a fair value of $13,394,500 on the grant date and 1,000,000 warrants having a fair value of $4,250,499 (See Note 3(F)) in exchange for intellectual property.

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of $500 ($0.0001/share) in exchange for services provided (See Note 7).

(D) Treasury Shares

During the year ended September 30, 2009, the Company re-purchased 1,424,731 shares of common stock for $53,000.

During the year ended September 30, 2008, the Company re-purchased 1,075,269 shares of common stock for $40,000.

(E) Stock Warrants Issued for Intellectual Property

The following tables summarize all warrant grants for the years ended September 30, 2011 and 2010, and the related changes during these periods are presented below.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance October 31, 2009	-	-
Granted	-	-
Exercised	-	-
Expired	-	-
Balance at September 30, 2010	-	-
Granted	1,000,000	$0.20
Exercised	-
Expired	-
Balance at September 30, 2011	1,000,000	$0.20
Warrants Exercisable at September 30, 2011	1,000,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011	-	$0.20

The following table summarizes information about stock warrants for the Company as of September 30, 2011 and 2010:

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.49	$0.20	1,000,000	$0.20

On March 28, 2011, the Company granted 1,000,000 two year warrants having an exercise price of $0.20 per share. The options vest immediately.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected Life:	1 Year

Expected volatility:	29.10%

Risk free interest rate:	0.25%
Expected dividends:	0%

2010 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2010	Weighted Average Exercise Price
$-	-	-	$-	-	$-

(G) Conversion of Note Payable

During the year ended September 30, 2011, a related party stockholder converted a $50,000 loan into 500,000 shares of common stock.  In addition, the Company recognized a $50,000 beneficial conversion upon the issuance of the note payable (See Note 5).

Stock options	9 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTIONS
NOTE 4	STOCK OPTIONS

On February 12, 2012, the Company granted options to employees to purchase 2,900,000 shares of common stock at an exercise price of $4.09 per share.  500,000 shares will be vested if the Company raises an aggregate of Five Million ($5,000,000) in gross proceeds from the sales of securities after the grant date and on or before September 30, 2012.  1,200,000 shares will be vested if the Company has either (a) achieved greater than thirty (30) thousand cubic feet per day gas production from at least twenty production pumps on or before March 31, 2013, or (b) collected at least $1 million (USD) from licensees and other customers after the grant date and on or before March 31, 2013.  1,200,000 shares will be vested if the Company has both (a) achieved for any period consisting of four consecutive fiscal quarters aggregate gross revenue per share of at least Twenty ($.20) Cents, and (b) the Company’s shares shall have been listed/quoted for trading on

NASDAQ’s Capital market on or before March 31, 2014.  The Company has determined that none of the performance conditions are probable of achievement as of the date of these financial statements and, therefore, no value has been recognized on these options.

On February 12, 2012, the Company granted options to employees to purchase 300,000 shares of common stock at an exercise price of $4.09 per share in connection with the purchase of technology and intellectual property (See Notes 2(B) and 7).  The options will be vested if, on or before January 9, 2014, the acquired technology described in U.S. Provisional Patent Application No. 61/583,531 entitled “A Pervaporation system for treating industrial produced water”, filed on January 9, 2012 and any and all foreign counterpart patent applications currently existing or filed in the future will be commercialized by the Company.  The Company has determined that none of the performance conditions are probable of achievement as of the date of these financial statements and, therefore, no value has been recognized on these options.

On February 12, 2012, the Company granted options to a non-employee to purchase 50,000 shares of common stock at an exercise price of $4.09 per share.  16,666 shares were vested immediately, 16,666 shares will be vested when the Company files a Definitive Patent Application and it is determined that the non-employee has fulfilled his obligation to assist the Company in such endeavor.  16,667 shares will be vested when the Company has determined that the non-employee has fulfilled his obligation to assist the Company in obtaining patent protection for the acquired technology described in U.S. Provisional Patent Application No. 61/583,531 entitled “A Pervaporation system for treating industrial produced water”, filed on January 9, 2012 and any and all foreign counterpart patent applications currently existing or filed in the future.  Vesting is not conditioned upon the Company’s patent application resulting in the issuance of the patent.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected Life:    1 – 3 years
Expected volatility:   71.34%
Risk free interest rate:   .35%
Expected dividends:   0%

On November 17, 2011, the Company granted an option to an employee to purchase 75,000  shares of common stock at an exercise price of $4.68 per share.  25,000 shares will be vested after one year of employment, 25,000 shares will be vested after two years of employment, and 25,000 shares will be vested after three years of employment.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:   1 – 3 years
Expected volatility:  57.57%
Risk free interest rate:  0.40%
Expected dividends:  0%

On November 17, 2011, the Company granted options to employees to purchase 375,000 shares of common stock at an exercise price of $4.25 per share.  100,000 shares were vested immediately, 91,664 shares will be vested after one year of employment, 91,668 shares will be vested after two years of employment, and 91,668 shares will be vested after three years of employment.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:   1 – 3 years
Expected volatility:  57.57%
Risk free interest rate:  0.40%
Expected dividends:  0%

On November 17, 2011, the Company granted an option to a non-employee to purchase 10,000 shares of common stock at an exercise price of $4.25 per share.  3,333 shares will be vested after one year of service, 3,333 shares will be vested after two years of service, and 3,334 shares will be vested after three years of service.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:   1 – 3 years
Expected volatility:  57.57%
Risk free interest rate:  0.40%
Expected dividends:  0%

On December 22, 2011, the Company granted an option to a non-employee to purchase 10,000 shares of common stock at an exercise price of $4.20 per share.  3,333 shares will be vested after one year of service, 3,333 shares will be vested after two years of service, and 3,334 shares will be vested after three years of service.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:   1 – 3 years
Expected volatility:  63.13%
Risk free interest rate:  0.40%
Expected dividends:  0%

During the three and nine months ended June 30, 2012 and 2011, the Company recognized compensation expense related to stock options of $71,760, $287,819 and $0, respectively.

For the nine months ended June 30, 2012, the Company recorded stock-based compensation expense of $96,931 related to vested employee stock options, $154,040 related to unvested employee stock options, $19,083 related to vested non-employee stock options, and $17,765 related to unvested non-employee stock options.   For the nine months ended March 31, 2011, the Company recorded no stock-based compensation expense.

Stock options and warrants issued to consultants and other non-employees as compensation for services provided to the Company are accounted for based on the fair value of the services provided or the estimated fair market value of the option or warrant, whichever is more reliably measurable in accordance with FASB ASC 505,  Equity,  and FASB ASC 718,  Compensation – Stock Compensation . The related expense is recognized over the period the services are provided.

A summary of the Company’s stock option plans as of June 30, 2012, and changes during the nine month period then ended is presented below:

	Nine Months Ended June 30, 2012
	Number of	Weighted Average Exercise Price
	Options
Options outstanding at September 30, 2011	-	$-
Options granted	3,720,000	4.12
Options expired	-	-
Options cancelled	-	-
Options at June 30, 2012	3,720,000	$4.12
Options exercisable at June 30, 2012	116,666	$4.23

Changes in the Company’s unvested options for the nine months ended June 30, 2012 are summarized as follows:

	Nine Months Ended June 30, 2012
	Number of	Weighted Average Exercise Price
	Options
Non-vested options at September 30, 2011	-	$-
Options granted	3,720,000	4.12
Options vested	116,666	4.23
Options cancelled	-	-
Non-vested options at June 30, 2012	3,603,334	$4.12

	Options Outstanding			Options Exercisable
		Remaining
		Average	Weighted		Weighted
Range of		Contractual	Average		Average
Exercise	Number	Life	Exercise	Number	Exercise
Price	Outstanding	(In Years)	Price	Exercisable	Price
$4.68	75,000	4.63	$4.68	-	$-
4.25	385,000	9.64	4.25	100,000	4.25
4.20	10,000	9.73	4.20	-	-
4.09	3,250,000	9.63	4.09	16,666	4.09
Totals	3,720,000	9.50	$4.12	116,666	$4.23

Loan Payable	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 4	LOAN PAYABLE

Through September 30, 2009, the Company received $325,750 of advances to fund operations of which $40,000 was repaid in 2009.  The loans were made pursuant to the Letter of Intent (See Note 10).  The remaining loan balance at September 30, 2010 is $285,750. The advances are unsecured, non-interest bearing and due on demand. For the year ended September 30, 2011, the Company recorded $54,448 as an in kind contribution of interest.    As of September 30, 2011, the $285,750 of loan balance and $1,750 of interest was repaid.  As of September 30, 2011 the loan balance is $0.

Convertible Loan Payable - Related Party	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Convertible Loan Payable Related Party [Abstract]
CONVERTIBLE LOAN PAYABLE ��� RELATED PARTY
NOTE 5	CONVERTIBLE LOAN PAYABLE – RELATED PARTY

On February 22, 2011, the Company received a $50,000 unsecured convertible non-interest bearing note payable, due ten days after written demand is made.  All debt can be converted at the rate of $0.10 per share.  At March 28, 2011 the stockholder converted $50,000 of the convertible debt into 500,000 shares of common stock. In connection with the issuance of this note, the Company recognized a beneficial conversion of $50,000 that resulted in a discount to the note payable. The discount was being amortized into earnings over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(F) and 7).

NOTE 5	CONVERTIBLE LOAN PAYABLE – RELATED PARTY

On February 22, 2011, the Company received $50,000 of unsecured convertible non-interest bearing note payable, due ten days after written demand is made from shareholder.  All debt can be converted at the rate of $0.10 per share.  At March 28, 2011 the stockholder converted $50,000 of convertible debt into 500,000 shares of common stock.  In connection with the issuance of this note, the Company recognized a beneficial conversion of $50,000 that resulted in a discount to the note payable. The discount was being amortized  over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(G) and 7).

Commitments	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 6	COMMITMENTS

On April 13, 2012, the Company entered into an employment agreement with an employee, with the initial term expiring on October 31, 2012.  The employment agreement provides him with monthly compensation of $4,170 per month, with bonus and salary increases to be determined by the Company.  The employee is also entitled to participate in any employee benefit plans in which he is eligible to participate.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the employee the base salary for the one-week period following termination.  Benefits are payable during the one-week period following termination if the benefit plans permit.

On March 30, 2012, the Company entered into a one-year lease agreement with an unrelated party for lease of office space beginning on May 1, 2012.  The agreement calls for a monthly rental fee of $1,750.

On January 24, 2012, the Company entered into a one-year consulting agreement to receive investor relations services effective February 1, 2012.  The Company is required to pay $3,500 a month and 28,000 shares of Company's common stock according to the following schedule:

●	May 1, 2012 - 7,000 shares for services rendered February through April
●	August 1, 2012 - 7,000 shares for services rendered May through July
●	November 1, 2012 - 7,000 shares for services rendered August through October
●	February 1, 2013 - 7,000 shares for services rendered November through January

The agreement may be terminated by either party at any time without penalty upon failure by the other party to comply, including, without limitation, failure to comply with securities laws, rules and regulations in the performance of the agreement.  The Company may terminate the agreement without cause prior to February 1, 2013 and agrees to pay all required fees through February 1, 2013.  On February 1, 2013, if the agreement has not been terminated, the contract for services will continue on a month-to-month basis.  After February 1, 2013, either party may terminate the contract with or without cause without penalty upon 60 days’ written notice.  Through June 30, 2012, the Company issued 7,000 shares of the Company’s common stock, having a fair value of $28,000 on the grant date, based on $4.00 per share (See Note 3(C)).

On March 14, 2012, the Company entered into a 90-day agreement with an outside party as the Company’s exclusive placement agent and advisor.  The agreement provides for a placement fee of seven percent (7%) of the proceeds of any sale of capital to the outside party’s investors.  In addition, the agreement provides for the issuance of warrants equal to seven percent (7%) of any sale of capital to the outside party’s investors.  The agreement was terminated on May 30, 2012.

On October 31, 2011, the Company entered into a twelve month agreement with an outside party to assist the Company in financial advisory services. The agreement requires a payment of $10,000 upon execution, a payment of $6,000 upon the Company’s stock being quoted on OTCQX, and thereafter a quarterly fee of $6,000 for the remaining term of the agreement.  During the nine months ended June 30, 2012, the Company has paid the outside consultant $16,000 and no other amounts are due under the terms of the agreement.

On June 1, 2011, the Company entered into a one-year employment agreement with an employee, with the initial term expiring on May 31, 2012. The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the employee the base salary for the two-week period following termination.  Benefits are payable during the two-week period following termination if the benefit plans permit.

On May 1, 2011, the Company entered into a one-year employment agreement with an employee, with the initial term expiring on May 31, 2012. The employment agreement provides him with annual compensation of $54,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the employee the base salary for the two-week period following termination.  Benefits are payable during the two-week period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with an executive, with the initial term expiring on March 31, 2013. The employment agreement provides him with annual compensation of $150,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with an executive, with the initial term expiring on March 31, 2013. The employment agreement provides him with annual compensation of $150,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with an executive, with the initial term expiring on March 31, 2013. The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with an executive, with the initial term expiring on March 31, 2013. The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a consulting agreement to receive investor relations services.  The Company was required to pay $6,500 a month and 20,000 shares of Company's common stock according to the following schedule:

●	October 31, 2011 - 5,000 shares for services rendered April through September
●	April 30, 2012 - 5,000 shares for services rendered October through March
●	October 31, 2012 - 5,000 shares for services rendered April through September
●	April 30, 2013 - 5,000 shares for services rendered October through March

In addition, the Company would pay a finder's fee equal to 7% of the aggregate amount of equity capital raised for the Company and 4% of the aggregate amount of debt capital raised for the Company from principal funding sources. This agreement was terminated effective October 11, 2011.  Through June 30, 2012, the Company issued 6,000 shares of Company's common stock, having a fair value of $33,000 on the grant date, based on $5.50 per share (See Note 3(C)).

On October 12, 2007 the Company entered into a consulting agreement to receive administrative and other miscellaneous services.  The Company is required to pay $5,000 a month.  The agreement will remain in effect unless either party desires to cancel the agreement. This agreement has been terminated effective October 1, 2008. Effective February 1, 2011, the Company re-entered the consulting agreement.  The Company was required to pay $4,500 a month.  This agreement was terminated effective January 31, 2012.

NOTE 6	COMMITMENTS

On April 1, 2011, the Company entered into a consulting agreement to receive investor relations services.  The Company is required to pay $6,500 a month and 20,000 shares of Company's common stock according to the following schedule:

•	October 31, 2011 - 5,000 shares for services rendered April through September
•	April 30, 2012 - 5,000 shares for services rendered October through March
•	October 31, 2012 - 5,000 shares for services rendered April through September
•	April 30, 2013 - 5,000 shares for services rendered October through March

In addition, the Company will pay a finder's fee equal to 7% of the aggregate amount of equity capital raised for the Company and 4% of the aggregate amount of debt capital raised for the Company from principal funding sources.   The agreement will remain in effect unless either party desires to cancel the agreement with a 30 day written notice.  Through September 30, 2011, the Company issued 5,000 shares of Company's common stock, having a fair value of $27,500 on the grant date of $5.50 per share (See Note 3(C)).

On June 1, 2011, the Company entered into a one-year employment agreement with its employee, with the initial term of the employment agreement expiring on May 31, 2012, The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its employee to receive health benefits.  The Company currently has no bonus or benefit plans.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the employee the base salary for the two-week period following termination.  Benefits are payable during the two-week period following termination if the benefit plans permit.

On May 1, 2011, the Company entered into a one-year employment agreement with its employee, with the initial term of the employment agreement expiring on May 31, 2012, The employment agreement provides him with annual compensation of $50,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its employee to receive health benefits.  The Company currently has no bonus or benefit plans.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the employee the base salary for the two-week period following termination.  Benefits are payable during the two-week period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The executive is entitled to participate in bonus plans and benefit plans to the extent the Company from time to time initiates such plans.  The Company currently has no bonus or benefit plans.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one-year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one-year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one-year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company. The agreement also calls for its executive to receive health benefits.    If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one-year period following termination if the benefit plans permit.

On October 12, 2007 the Company entered into a consulting agreement to receive administrative and other miscellaneous services. The Company is required to pay $5,000 a month. The agreement will remain in effect unless either party desires to cancel the agreement. This agreement was terminated effective October 1, 2008. Effective February 1, 2011, the Company re-entered the consulting agreement.  The Company is required to pay $4,500 a month. The agreement will remain in effect unless either party desires to cancel the agreement.

Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 7	RELATED PARTY TRANSACTIONS

On May 1, 2012, the Company paid $13,500 for outside consulting services to a company owned by one of its employee/shareholders.

On April 20, 2012, the Company purchased technology and intellectual property from officers/employees in the amount of $10,000 (See Note 2B).

On March 28, 2012, the Company entered into a one year lease agreement with a director for the lease of office space.  The lease calls for a monthly rental fee in the amount of $1,160 beginning on April 1, 2012.

On February 13, 2012, the Company purchased technology and intellectual property from officers/employees in the amount of $15,000.

On February 8, 2012, the Company purchased technology and intellectual property from officers/employees in the amount of $15,000.  In addition, as part of the agreement, the Company granted stock options to the employees for 300,000 shares of common stock at an exercise price of $4.09 (See Note 4).

For the year ended September 30, 2011, a shareholder of the Company contributed services having a fair value of $2,600 (See Note 3(B)).

For the year ended September 30, 2011 a principal stockholder of the Company contributed services on behalf of the Company in the acquisition of the intellectual property with a fair value of $287,000 (See Note 3(B)).

On February 22, 2011, the Company received a $50,000 unsecured convertible non-interest bearing note payable, due ten days after written demand is made.  All debt can be converted at the rate of $0.10 per share.  At March 28 2011 the stockholder converted $50,000 of the convertible debt into 500,000 shares of common stock. In connection with the issuance of this note, the Company recognized a beneficial conversion of $50,000 that resulted in a discount to the note payable. The discount was being amortized into earnings over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(F) and 5).

Starting in June 2011, the Company rents office space on a month to month basis for approximately $1,118 per month from a related party.  The total amount of rent paid to the related party was $6,708 for the six months ended March 31, 2012.

For the year ended September 30, 2010 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 3(B)).

For the year ended September 30, 2009 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 3(B)).

For the year ended September 30, 2008 the shareholder of the Company contributed services having a fair value of $5,200 (See Note 3(B)).

For the period from August 14, 2007 (Inception) through September 30, 2007, the Company received $100 from a principal stockholder. Proceeds have been recorded as an in-kind contribution (See Note 3(B)).

For the period from August 14, 2007 (Inception) through September 30, 2007 the shareholder of the Company contributed services having a fair value of $700 (See Note 3(B)).

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of $500 ($0.0001/share) in exchange for services provided (See Note 3(C)).

NOTE 7	RELATED PARTY TRANSACTIONS

For the year ended September 30, 2011, a shareholder of the Company contributed services having a fair value of $2,600 (See Note 3(B)).

For the year ended September 30, 2011 a principal stockholder of the Company contributed services on behalf of the Company in the acquisition of the intellectual property with a fair value of $287,000 (See Note 3(B)).

On February 22, 2011, the Company received $50,000 of unsecured convertible non-interest bearing note payable, due ten days after written demand is made.  All debt can be converted at the rate of $0.10 per share.  At March 28 2011 the stockholder converted $50,000 of convertible debt into 500,000 shares of common stock.  In connection with the issuance of this note, the Company recognized a beneficial conversion of $50,000 that resulted in a discount to the note payable. The discount was being amortized over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(G) 5, and 6).

Starting in June 2011, the Company rents office space on a month to month basis for approximately $1,118 per month from a related party.  The total amount of rent paid to the related party was $5,646 for the year ended September 30, 2011.

For the year ended September 30, 2010 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 3(B)).

For the year ended September 30, 2009 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 3(B)).

For the year ended September 30, 2008 the shareholder of the Company contributed services having a fair value of $5,200 (See Note 3(B)).

For the period from August 14, 2007 (Inception) through September 30, 2007, the Company received $100 from a principal stockholder. Proceeds have been recorded as an in-kind contribution (See Note 3(B)).

For the period from August 14, 2007 (Inception) through September 30, 2007 the shareholder of the Company contributed services having a fair value of $700 (See Note 3(B)).

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of $500 ($0.0001/share) in exchange for services provided (See Note 3(C)).

Binding Letter of Intent	12 Months Ended
Sep. 30, 2011
Binding Letter Of Intent [Abstract]
BINDING LETTER OF INTENT

NOTE 8	BINDING LETTER OF INTENT

On April 6, 2009 the Company entered into a binding letter of intent with Next Fuel, Inc.  Pursuant to the letter of intent, the Company will issue to Next Fuel approximately 75% of the Company’s outstanding shares for total consideration of $300,000.  The agreement was terminated on February 22, 2011 without consummating the acquisition (See Note 4).

Contingency	12 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCY

NOTE 9	CONTINGENCY

On August 24, 2011 Ciris Energy, Inc. ("Ciris") filed a complaint against us and Mr. Song Jin, our President, Chief Technical Officer, a member of our Board of Directors and a shareholder, in the District Court of Larimer County, Colorado entitled Ciris Energy, Inc. v Song Jin, an individual and Next Fuel, Inc. (Case Number 2011CV1712) that alleged that we induced him to breach a non-competition agreement and a confidentiality agreement with his former employer.  On December 19, 2011, we received a settlement agreement from Ciris, which by its terms was effective November 17, 2011.  This settlement agreement has no monetary terms and Mr. Jin and Next Fuel admitted to no wrongdoing.  As part of the resolution of the lawsuit, Mr. Jin and Next Fuel agreed that Mr. Jin, for a period of four months ending March 17, 2012, and within the United States, The People’s Republic of China, and Indonesia, shall not be involved in any research, business development, marketing, strategic planning, project oversight and/or management, technology sales, grant preparation, or any other work related to the biological conversion of coal to methane.  The Colorado court retains jurisdiction over the law suit until the agreed restrictions are complied with.  Dr Jin will otherwise continue his normal duties as officer and director of Next Fuel.  Depriving us of Mr. Song Jin's services in this important part of our business could adversely affect our coal to methane operations in these countries.

Subsequent Event	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10	SUBSEQUENT EVENTS

On November 17, 2011, the board of directors and stockholders adopted the 2011 Equity Compensation Plan (“2011 Equity Compensation Plan”) for the issuance of up to 1,000,000 shares of common stock to be granted through Nonqualified stock options, restricted stock, stock award or any combination thereof.   The exercise price of stock options under the 2011 Equity Compensation Plan is determined by the compensation committee of the Board of Directors, and shall not be less than 100% of the Fair Market Value of the Stock on the Option Grant Date. However, if the eligible participant owns more than 10% of the outstanding capital stock of the Company on the Option Grant Date, the Stock Option price per share shall not be less than 110% of the Fair market Value of the Stock on the Option Grant Date. Options may be exercised in whole or in part within 10 years from the Option Grant Date, or 5 years if Eligible Participant owns more than 10% of the outstanding capital stock of the Company.

On November 17, 2011, the Company granted 460,000 options through the equity compensation plan having an exercise price equal to the  average of the highest sale price and the lowest sale price for the stock on the Grant Date  (except for 75,000 options that have an revised price equal to 110% of that average).  Of the options granted 100,000 options vest immediately on the Grant date. The remaining 360,000 options vest in three annual installments. The Company has valued these options at their fair value using the Black-Scholes option pricing method.

On October 11, 2011, the consulting agreement dated April 1, 2011 was terminated. The Company issued 6,000 shares of common stock and paid them $6,500 for services performed subsequent to September 30, 2011.

On October 31, 2011, the Company entered into a twelve month agreement with an outside party to assist the Company in financial advisory services. The agreement requires a payment of $10,000 upon execution, a payment of $6,000 upon the Company’s stock being quoted on OTCQX, and thereafter a quarterly fee of $6,000 for the remaining term of the agreement.

On December 22, 2011, the Company granted 10,000 options through the equity compensation plan having an exercise price equal to the average of the highest sale price and lowest sale price for the stock on the Grant Date.  These options vest in three annual installments.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.

Summary of Significant Accounting Policies and Organization (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Basis of Presentation
(A) Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information.  Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management's opinion, however that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.  The results for the interim period are not necessarily indicative of the results to be expected for the year.

Next Fuel, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Nevada on August 14, 2007.  Next Fuel, Inc. is a service-based firm that will develop and commercialize innovative technologies associated with renewable energy, such as unconventional natural gas production from lower grade coal, lignite, oil shale and other carbonaceous deposits.  We refer to this generally as Coal-to-Gas Technology.

We are also investigating opportunities to develop or acquire other advanced technologies with focus on clean renewable energy, such as novel systems for energy-related water treatment, and processes for carbon dioxide conversion and carbon loop closure, and biological fuel cells.  Collaborations with leading research institutes, such University of Colorado, University of Wyoming, and Peking University will allow the Company to focus on identifying and acquiring or developing a portfolio of growth opportunities with compelling market values and clean energy and environmental stewardship.

We are a technology provider and service company that assist owners of natural gas production resources to increase the efficiency of their operations by providing CTG technology and technical support services utilizing our CTG technology.  We do not plan to own or develop natural gas production projects.

Activities during the development stage include initiating pilot test work, finalizing the business plan and raising capital.

For comparison, the Company’s Form 10-Q for the quarter ended March 31, 2012 was restated.  When comparative data is used in this statement, the Company is referencing the restated Form 10-Q/A.

(A) Basis of Presentation

Next Fuel, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Nevada on August 14, 2007.  Next Fuel, Inc. is a service-based firm that will develop and commercialize innovative technologies associated with renewable energy, such as unconventional natural gas production from lower grade coal, lignite, oil shale and other carbonaceous deposits.  We refer to this generally as Coal-to-Gas Technology.

We are also investigating opportunities to develop or acquire other advanced technologies with focus on clean renewable energy.  With collaborations with leading research institutes,  we will focus on identifying and acquiring or developing a portfolio of growth opportunities with compelling market values and clean energy and environment stewardship.

We are a technology provider and service company that assist owners of natural gas production resources to increase the efficiency of their operations by providing CTG technology and technical support services utilizing our CTG technology.  We do not plan to own or develop natural gas production projects.

Activities during the development stage include initiating pilot test work, finalizing the business plan and raising capital.

Use of Estimates

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Significant estimates include the valuation of inventory, valuation of equity based compensation and valuation of deferred tax assets.  Actual results could differ from those estimates.

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Significant estimates include the valuation of inventory, valuation of equity based compensation and valuation of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

(C) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents.  At June 30, 2012 and September 30, 2011, respectively, the Company had no cash equivalents.

(C) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents.  At September 30, 2011 and September 30, 2010, respectively, the Company had no cash equivalents.

Loss Per Share

(D) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, “Earnings Per Share”.

Diluted income per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive; they are excluded from the calculation of diluted income per share.  For the nine months ended June 30, 2012 and 2011 respectively, 575,000, and 0, shares issuable upon the exercise of warrants were not included in the computation of income per share because their inclusion is anti-dilutive.  For the nine months ended June 30, 2012 and 2011 respectively, 3,720,000, and 0, shares issuable upon the exercise of stock options were not included in the computation of income per share because their inclusion is anti-dilutive.

(D) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, “Earnings Per Share.”

Diluted loss per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive, they are excluded from the calculation of diluted loss per share.  For the years ended September 30, 2011 and 2010 respectively, 1,000,000 and 0,   shares issuable upon the exercise of warrants and were not included in the computation of loss per share because their inclusion is anti-dilutive.

Property and Equipment

(E) Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for furniture and equipment.

(E) Property and Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for computer equipment.

Intangible Assets

(F) Intangible Assets

In accordance with ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.  Any other intangible assets deemed to have indefinite lives are not subject to amortization (See Note 2(B)).

(F) Intangible Assets

In accordance with ASC No. 350, Intangibles, Goodwill and Other, the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.

Inventory

(G) Inventory

Inventory is valued at the lower of cost or market value. Cost is determined using the first in first out (FIFO) method. Provision for potentially obsolete or slow moving inventory is made based on management analysis or inventory levels and future sales forecasts. During the nine months ended June 30, 2012 and the year ended September 30, 2011, the Company recognized an impairment of $0 and $58,935 in inventory, respectively.

	June 30, 2012	September 30, 2011
Inventory	$-	$58,935
Reserve	$-	$(58,935)
Total	$-	$-

(G) Inventory

Inventory is valued at the lower of cost or market value. Cost is determined using the first in first out (FIFO) method. Provision for potentially obsolete or slow moving inventory is made based on management analysis or inventory levels and future sales forecasts. During the year ended September 30, 2011, the Company recognized an impairment of $58,935 in inventory.

	September 30, 2011	September 30, 2010
Inventory	$58,935	$-
Reserve	$(58,935)	$-
Total	$-	$-

Stock-Based Compensation

(H) Stock-Based Compensation

The Company measures the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognizes the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  Compensation cost is measured on the date of grant at their fair value.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments.  In general, the measurement date for shares issued to non-employees is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant.

(H) Stock-Based Compensation

In December 2004, the FASB issued ASC No. 718, Compensation – Stock Compensation (“ASC 718”).  Under ASC 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As such, compensation cost is measured on the date of grant at their fair value.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.  The Company applies this statement prospectively.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”) defines the measurement date and recognition period for such instruments.  In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the ASC 505.

Income Taxes

(I) Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(I) Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”).  Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

	September 30, 2011	September 30, 2010

Expected income tax expense at the statutory rate of 38.55%	$(6,482,547)	$(24,991)
Tax effect of expenses that are not deductible for income
tax purposes (net of other amounts deductible for tax purposes)	104,538	11,840
Tax effect of differences in the timing of deductibility of items	20,038	-
for income tax purposes
Change in valuation allowance	6,357,971	13,151

Provision for income taxes	$-	$-

The components of deferred income taxes are as follows:

	September 30, 2011	September 30, 2010

Deferred income tax asset:
Net operating loss carryforward	6,513,599	155,628
Valuation Allowance	(6,513,599)	(155,628)
Deferred income taxes	-	-

As of September 30, 2011 and 2010 the Company has a net operating loss carryforward of approximately $19,100,000 and $404,978, respectively, available to offset future taxable income through 2031. The valuation allowance at September 30, 2011 was $6,513,599.  The valuation allowance at September 30, 2010 was $155,628. The net change in the valuation allowance for the year ended September 30, 2010 was an increase of $6,357,971.

Business Segments	(J) Business Segments The Company operates in one segment and therefore segment information is not presented.	(J) Business Segments The Company operates in one segment and therefore segment information is not presented.
Revenue Recognition

(K) Revenue Recognition

Revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

The Company's revenue transactions include the following: additives, consulting services, royalties, and intellectual property licensing.  The Company recognizes revenue when it is realized or realizable and earned.  The timing and the amount of revenue recognized from the licensing of intellectual property depend upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations.  For the sale of multiple-element arrangements, including whereby additives, consulting or intellectual property is combined in a revenue generating transaction with other elements, the Company allocates to, and recognizes revenue from, the various elements based on their relative selling price. The Company allocates to, and recognizes revenue from, the various elements of multiple-element arrangements based on relative selling price of a deliverable, using: vendor-specific objective evidence, third-party evidence, and best estimated selling price in accordance with the selling price hierarchy.

(K) Revenue Recognition

The Company will recognize revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition”.  In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

The Company recognizes revenue from royalty agreements as the royalties are earned. The Company recognizes revenue from the sale of additives at the time the products are delivered.  The price is fixed and collection is reasonably assured.  The Company recognizes revenue under service agreements when the services are complete and the Company has no remaining obligations under the agreements.

Fair Value of Financial Instruments

(L) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for prepaid expenses and accounts payable approximate fair value based on the short-term maturity of these instruments as of June 30, 2012 and September 30, 2011.

The following are the hierarchical levels of inputs to measure fair value:

☐	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
☐
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

☐
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

(L) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for prepaid expenses and accounts payable and accrued expenses approximate fair value based on the short-term maturity of these instruments.
The following are the hierarchical levels of inputs to measure fair value:

☐	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
☐
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

☐
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company's financial instruments consisted of accounts payable. The carrying amount of the Company's financial instruments generally approximated its fair value as of September 30, 2011, due to the short-term nature of this instrument.

Research and Development

(M) Research and Development

Under ASC No 350, goodwill and any other intangible assets deemed to have indefinite lives are not subject to amortization; however, goodwill is subject to impairment reviews, which must be performed at least annually or more frequently if events or circumstances indicate that goodwill or other indefinite lives intangibles might be impaired.

Concentration of Credit Risk

(M) Concentration of Credit Risk

At June 30, 2012, 100% of revenue was from one customer.

At times the Company has cash in bank accounts in excess of FDIC insurance limits. The Company had approximately $3,380,135 and $1,851,090 in excess of FDIC insurance limits as of June 30, 2012 and September 30, 2011, respectively.

(N) Concentration of Credit Risk

At September 30, 2011, 100% of sales is to one customer.

At times the Company has cash in bank accounts in excess of FDIC insurance limits. The Company had approximately $1,851,090 and $0 in excess of FDIC insurance limits as of September 30, 2011 and September 30, 2010, respectively.

Recent Accounting Pronouncements

(N) Recent Accounting Pronouncements

ASU No. 2011-04; Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.   In May, 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted.

The Company adopted the methodologies prescribed by this ASU in its second quarter and it did not have a material effect on its financial position or results of operations.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income.  In June, 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The adoption of the statement did not have a material effect on the Company’s financial statements.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard did not have a material impact on the Company’s reported results of operations or financial position.

(O) Recent Accounting Pronouncements

ASU No. 2011-03; Reconsideration of Effective Control for Repurchase Agreements.  In April, 2011, the FASB issued ASU No. 2011-03. The amendments in this ASU remove from the assessment of effective control the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. The amendments in this ASU also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-04; Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.   In May, 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted.

The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income.  In June, 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. Due to the recency of this pronouncement, the Company is evaluating its timing of adoption of ASU 2011-05, but will adopt the ASU retrospectively by the due date.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Summary of Significant Accounting Policies and Organization (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Schedule of Inventory
	June 30, 2012	September 30, 2011
Inventory	$-	$58,935
Reserve	$-	$(58,935)
Total	$-	$-

	September 30, 2011	September 30, 2010
Inventory	$58,935	$-
Reserve	$(58,935)	$-
Total	$-	$-

Effect on deferred tax assets and liabilities of a change in tax rates

	September 30, 2011	September 30, 2010

Expected income tax expense at the statutory rate of 38.55%	$(6,482,547)	$(24,991)
Tax effect of expenses that are not deductible for income
tax purposes (net of other amounts deductible for tax purposes)	104,538	11,840
Tax effect of differences in the timing of deductibility of items	20,038	-
for income tax purposes
Change in valuation allowance	6,357,971	13,151

Provision for income taxes	$-	$-

Components of deferred income taxes
	September 30, 2011	September 30, 2010

Deferred income tax asset:
Net operating loss carryforward	6,513,599	155,628
Valuation Allowance	(6,513,599)	(155,628)
Deferred income taxes	-	-

Equipment and Intangibles (Tables)	9 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Equipment

	June 30, 2012	September 30, 2011

Computer Equipment	$9,498	$8,818
Furniture & Equipment	4,869	-
Website Costs	1,500	1,500
Less accumulated depreciation
and amortization	(5,665)	(3,848)

	$10,202	$6,470

Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property and equipment

NOTE 2	PROPERTY AND EQUIPMENT

At September 30, 2011 and September 30, 2010 property and equipment is as follows:

	September 30, 2011	September 30, 2010

Computer Equipment	$8,818	$4,908
Website Costs	1,500	-
Less accumulated depreciation and amortization	(3,848)	(2,535)

	$6,470	$2,373

Depreciation and amortization expense for the years ended September 30, 2011 and 2010 and the period from August 14, 2007(Inception) to September 30, 2011 was $1,312, $982 and $3,848 respectively.

Stockholders' Equity/Deficiency (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Equity [Abstract]
Fair value of warrants
Expected Life:	1 Year

Expected volatility:	29.10%

Risk free interest rate:	0.25%
Expected dividends:	0%

Expected Life:	1 Year

Expected volatility:	29.10%

Risk free interest rate:	0.25%
Expected dividends:	0%

Summary of all warrant grants

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at September 30, 2011	1,000,000	$0.20
Granted	-	-
Exercised	425,000	0.20
Expired	-	-
Balance at June 30, 2012	575,000	$0.20
Warrants Exercisable at June 30, 2012	575,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011		$0.20

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance October 31, 2009	-	-
Granted	-	-
Exercised	-	-
Expired	-	-
Balance at September 30, 2010	-	-
Granted	1,000,000	$0.20
Exercised	-
Expired	-
Balance at September 30, 2011	1,000,000	$0.20
Warrants Exercisable at September 30, 2011	1,000,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011	-	$0.20

Summarized information about stock warrants

June 30, 2012 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$0.20	575,000	.74	$0.20	575,000	$0.20

June 30, 2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.67	$0.20	1,000,000	$0.20

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.49	$0.20	1,000,000	$0.20

2010 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2010	Weighted Average Exercise Price
$-	-	-	$-	-	$-

Stock options (Tables)	9 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Company���s stock option

	Nine Months Ended June 30, 2012
	Number of	Weighted Average Exercise Price
	Options
Options outstanding at September 30, 2011	-	$-
Options granted	3,720,000	4.12
Options expired	-	-
Options cancelled	-	-
Options at June 30, 2012	3,720,000	$4.12
Options exercisable at June 30, 2012	116,666	$4.23

Changes in the Company���s unvested options

	Nine Months Ended June 30, 2012
	Number of	Weighted Average Exercise Price
	Options
Non-vested options at September 30, 2011	-	$-
Options granted	3,720,000	4.12
Options vested	116,666	4.23
Options cancelled	-	-
Non-vested options at June 30, 2012	3,603,334	$4.12

Options Outstanding

	Options Outstanding			Options Exercisable
		Remaining
		Average	Weighted		Weighted
Range of		Contractual	Average		Average
Exercise	Number	Life	Exercise	Number	Exercise
Price	Outstanding	(In Years)	Price	Exercisable	Price
$4.68	75,000	4.63	$4.68	-	$-
4.25	385,000	9.64	4.25	100,000	4.25
4.20	10,000	9.73	4.20	-	-
4.09	3,250,000	9.63	4.09	16,666	4.09
Totals	3,720,000	9.50	$4.12	116,666	$4.23

Non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options
Expected Life:	1 – 3 years
Expected volatility:	71.34%
Risk free interest rate:	35%
Expected dividends:	0%

Individual employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options
Expected Life:	1 – 3 years
Expected volatility:	57.57%
Risk free interest rate:	0.40%
Expected dividends:	0%

Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options
Expected Life:	1 – 3 years
Expected volatility:	57.57%
Risk free interest rate:	0.40%
Expected dividends:	0%

Non-employee one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options
Expected Life:	1 – 3 years
Expected volatility:	57.57%
Risk free interest rate:	0.40%
Expected dividends:	0%

Non-employee two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options
Expected Life:	1 – 3 years
Expected volatility:	63.13%
Risk free interest rate:	0.40%
Expected dividends:	0%

Summary of Significant Accounting Policies and Organization (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of Inventory
Inventory		$ 58,935
Inventory, LIFO Reserve		(58,935)
Inventory, Net, Total

Summary of Significant Accounting Policies and Organization (Details 1) (USD $)	12 Months Ended		50 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Effect on deferred tax assets and liabilities of a change in tax rates
Expected income tax expense at the statutory rate of 38.55%	$ (6,482,547)	$ (24,991)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	104,538	11,840
Tax effect of differences in the timing of deductibility of items for income tax purposes	20,038
Change in valuation allowance	6,357,971	13,151
Provision for income taxes

Summary of Significant Accounting Policies and Organization (Details 2) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Deferred income tax assest:
Net operating loss carryforward	$ 6,513,599	$ 155,628
Valuation Allowance	(6,513,599)	(155,628)
Deferred income taxes

Summary of Significant Accounting Policies and Organization (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Summary of Significant Accounting Policies and Organization (Textual)
Cash equivalents
Useful Life of equipment	5 years		5 years
Impairment in inventory	0		58,935
Statutory rate of income tax			38.55%
Operating loss carryforward			19,100,000	404,978
Valuation Allowance			(6,513,599)	(155,628)
Change in valuation allowance			6,357,971	13,151
Revenue from one customer	100.00%		100.00%
Cash in bank account in excess of FDIC insurance limits	3,380,135		1,851,090	0
Stock Options [Member]
Summary of Significant Accounting Policies and Organization (Textual)
Shares issuable upon the exercise of options not included in the computation of income per share	3,720,000	0
Stock Warrants [Member]
Summary of Significant Accounting Policies and Organization (Textual)
Shares issuable upon the exercise of options not included in the computation of income per share	575,000	0	1,000,000	0

Equipment and Intangibles (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property and equipment
Computer Equipment	$ 9,498	$ 8,818
Furniture & Equipment	4,869
Website Costs	1,500	1,500
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(5,665)	(3,848)	(2,535)
Property and Equipment, net	$ 10,202	$ 6,470	$ 2,373

Equipment and Intangibles (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		50 Months Ended	59 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Jun. 30, 2012
Equipment and Intangibles (Textual)
Depreciation and amortization expense		$ 1,817	$ 786	$ 1,312	$ 982	$ 3,848	$ 5,665
Fund raising ability through intangible assets	$ 1,525,000

Property and Equipment (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property and equipment
Less accumulated depreciation and amortization	$ 5,665	$ 3,848	$ 2,535
Property and Equipment, net	10,202	6,470	2,373
Computer Equipment [Member]
Property and equipment
Property and equipment		8,818	4,908
Website Costs [Member]
Property and equipment
Property and equipment		$ 1,500

Property and Equipment (Details 1) (USD $)	12 Months Ended		50 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Property and Equipment (Textual)
Depreciation and amortization expense	$ 1,312	$ 982	$ 3,848

Stockholders' Equity/Deficiency (Details) (Stock Warrants [Member])	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Stock Warrants [Member]
Fair value of warrant using the Black-Scholes option pricing method
Expected Life	1 year	1 year
Fair Value Assumptions, Expected Volatility Rate	29.10%	29.10%
Fair Value Assumptions, Risk Free Interest Rate	0.25%	0.25%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%

Stockholders' Equity/Deficiency (Details 1) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Jun. 30, 2012	Jun. 30, 2012 Stock Warrants [Member]	Sep. 30, 2011 Stock Warrants [Member]	Sep. 30, 2010 Stock Warrants [Member]
Summary of all warrant grants
Number Outstanding, Beginning Balance				1,000,000
Granted	10,000	460,000	3,720,000		1,000,000
Exercised				425,000
Expired
Number Outstanding Balance			3,720,000	575,000	1,000,000
Warrants Exercisable, Balance			116,666	575,000	1,000,000
Weighted Average Exercise Price, Beginning Balance				$ 0.2
Options granted, Weighted Average Exercise Price			$ 4.12		$ 0.2
Weighted Average Exercise Price, Exercised				$ 0.2
Options expired, Weighted Average Exercise Price
Weighted Average Exercise Price, Balance			$ 4.12	$ 0.2	$ 0.2
Exercisable, Weighted Average Exercise Price			$ 4.23	$ 0.2	$ 0.2
Weighted Average Fair Value of Warrants Granted During 2011				$ 0.2	$ 0.2

Stockholders' Equity/Deficiency (Details 2) (USD $)	9 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Sep. 30, 2010 Warrant [Member]	Sep. 30, 2009 Warrant [Member]	Jun. 30, 2012 Warrant [Member] Range 1 [Member]	Jun. 30, 2011 Warrant [Member] Range 1 [Member]	Sep. 30, 2011 Warrant [Member] Range 1 [Member]	Sep. 30, 2010 Warrant [Member] Range 1 [Member]
Warrants Outstanding
Range of Exercise Price							$ 0.2	$ 0.2	$ 0.2
Number Outstanding Balance	3,720,000		575,000	1,000,000			575,000	1,000,000	1,000,000
Remaining Average Contractual Life	9 years 6 months						8 months 26 days	1 year 8 months 1 day	1 year 5 months 29 days	0 years
Weighted Average Exercise Price, Balance	$ 4.12		$ 0.2	$ 0.2			$ 0.2	$ 0.2	$ 0.2
Warrants Exercisable, Balance	116,666		575,000	1,000,000			575,000	1,000,000	1,000,000
Exercisable, Weighted Average Exercise Price	$ 4.23		$ 0.2	$ 0.2			$ 0.2	$ 0.2	$ 0.2

Stockholders' Equity/Deficiency (Details Textual) (USD $)	1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended				50 Months Ended	59 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2007	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Sep. 30, 2011	Jun. 30, 2012	May 28, 2012	May 13, 2012	Mar. 30, 2012	Mar. 27, 2012	Mar. 26, 2012	Oct. 15, 2011	Jul. 01, 2011	May 20, 2011	May 12, 2011	Mar. 28, 2011	Oct. 14, 2010	Aug. 10, 2010	Jul. 20, 2010	Apr. 13, 2010	Feb. 17, 2010	Nov. 04, 2009	Apr. 30, 2009	Nov. 30, 2007	Oct. 31, 2007	Sep. 29, 2007	Aug. 13, 2007
Stockholders Equity Deficiency (Textual)
Common stock, shares issued				10,965,500		12,052,500	7,037,500			12,052,500	10,965,500	480,000		400,000	100,000				950,000	400,000	50,000	50,000	50,000	50,000	75,000	50,000	100,000	275,000	197,500	850,000	390,000
Common Stock, fair value,				$ 1,097		$ 1,206	$ 703			$ 1,206	$ 1,097	$ 1,464,000		$ 1,220,000	$ 305,000				$ 1,899,975	$ 1,200,000	$ 100,000	$ 5,000	$ 5,000	$ 5,000	$ 7,500	$ 5,000	$ 10,000	$ 27,500	$ 19,750	$ 85,000	$ 39,000
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 3.05		$ 3.05	$ 3.05				$ 2	$ 3	$ 2	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Stock subscription agreement, No. of shares																500,000					1,000,000
Number of installments																2					2
Period for filing registration statement with SEC	60 days
Stock offering costs																					4,038
Fair value intellectual property						287,000
In-kind contribution of services			700		289,600	289,600	5,200	5,200	5,200	305,900	305,900
In kind contribution of interest						12,824	25,506	16,118
In kind contribution of cash			100
Common stock issued for services and intellectual property		2,500											7,000				1,000	2,500			3,010,000											5,000,000
Fair value of common stock issued for services and intellectual property		13,750											28,000				5,500	13,750			13,394,500											500
Par value per share issued for services and intellectual property		$ 5.5											$ 4				$ 5.5	$ 5.5														$ 0.0001
Warrants issued for services and intellectual property																					1,000,000
Fair value of warrants issued for services and intellectual property																					4,250,499
Treasury stock acquired								1,424,731	1,075,269
Treasury stock value acquired								53,000	40,000
Cancellation of common stock held in treasury				2,500,000
Warrants issued in exchnage for intellectual property		1,000,000				1,000,000
Warrants exercise price		$ 0.2
Warrants expiration period		2 years
Shares of common stock shares that notes payable were converted into		500,000				500,000
Amount of loan converted into shares		50,000				50,000
Interest expense from beneficial conversion feature		50,000			(50,000)	50,000				(50,000)	(50,000)
Warrant [Member]
Stockholders Equity Deficiency (Textual)
Common stock, shares issued														425,000
Common Stock, fair value,														$ 85,000
Common stock, par value														$ 0.2

Stock options (Details)	1 Months Ended
	Feb. 29, 2012 Non-employee [Member]	Dec. 31, 2011 Non-employee [Member]	Feb. 29, 2012 Non-employee [Member] Maximum [Member]	Dec. 31, 2011 Non-employee [Member] Maximum [Member]	Feb. 29, 2012 Non-employee [Member] Minimum [Member]	Dec. 31, 2011 Non-employee [Member] Minimum [Member]	Nov. 30, 2011 Individual employee [Member]	Nov. 30, 2011 Individual employee [Member] Maximum [Member]	Nov. 30, 2011 Individual employee [Member] Minimum [Member]	Nov. 30, 2011 Employees [Member]	Nov. 30, 2011 Employees [Member] Maximum [Member]	Nov. 30, 2011 Employees [Member] Minimum [Member]
Fair value of options using the Black-Scholes option pricing method
Expected Life			3 years	3 years	1 year	1 year		3 years	1 year		3 years	1 year
Expected volatility	71.34%	63.13%					57.57%			57.57%
Risk free interest rate	35.00%	0.40%					0.40%			0.40%
Expected dividends	10.00%	0.00%					0.00%			0.00%

Stock options (Details 1) (USD $)	1 Months Ended		9 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Jun. 30, 2012
Summary of activity in the Company's stock option plans
Number Outstanding, Beginning Balance
Granted	10,000	460,000	3,720,000
Expired
Options cancelled, shares
Number Outstanding Balance			3,720,000
Warrants Exercisable, Balance			116,666
Weighted Average Exercise Price, Beginning Balance
Options granted, Weighted Average Exercise Price			$ 4.12
Options expired, Weighted Average Exercise Price
Options cancelled, Weighted Average Exercise Price
Weighted Average Exercise Price, Balance			$ 4.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price			$ 4.23

Stock options (Details 2) (USD $)	9 Months Ended
Jun. 30, 2012
Changes in the Company���s unvested options
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance
Option granted, Number of options	3,720,000
Option vested, Number of options	116,666
Option cancelled, Number of options
Non-vested, Number of options ending balance	3,603,334
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance
Option granted, Weighted Average Exercise Price	$ 4.12
Option vested, Weighted Average Exercise Price	$ 4.23
Option cancelled, Weighted Average Exercise Price
Non-vested, Weighted Average Exercise Price ending balance	$ 4.12

Stock options (Details 3) (USD $)	9 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Option Outstanding and Exercisable
Number Outstanding	3,720,000
Remaining Average Contractual Life	9 years 6 months
Weighted Average Exercise Price	$ 4.12
Number Exercisable	116,666
Weighted Average Exercise Price	$ 4.23
Range 1 [Member]
Option Outstanding and Exercisable
Range of Exercise Price	4.68
Number Outstanding	75,000
Remaining Average Contractual Life	4 years 7 months 17 days
Weighted Average Exercise Price	$ 4.68
Number Exercisable
Weighted Average Exercise Price
Range 2 [Member]
Option Outstanding and Exercisable
Range of Exercise Price	4.25
Number Outstanding	385,000
Remaining Average Contractual Life	9 years 7 months 19 days
Weighted Average Exercise Price	$ 4.25
Number Exercisable	100,000
Weighted Average Exercise Price	$ 4.25
Range 3 [Member]
Option Outstanding and Exercisable
Range of Exercise Price	4.2
Number Outstanding	10,000
Remaining Average Contractual Life	9 years 8 months 23 days
Weighted Average Exercise Price	$ 4.2
Number Exercisable
Weighted Average Exercise Price
Range 4 [Member]
Option Outstanding and Exercisable
Range of Exercise Price	4.09
Number Outstanding	3,250,000
Remaining Average Contractual Life	9 years 7 months 17 days
Weighted Average Exercise Price	$ 4.09
Number Exercisable	16,666
Weighted Average Exercise Price	$ 4.09

Stock options (Details Textual) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended	59 Months Ended
	Feb. 29, 2012	Dec. 31, 2011	Nov. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Jun. 30, 2012
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted		10,000	460,000			3,720,000
Options granted, exercise price						$ 4.12
Options vested, shares				16,666		16,666			16,666
Shares issued for purchase of assets	300,000
Exercise price of option issued for purchase of assets	$ 4.09
Compensation expense on stock options				$ 71,760		$ 287,819			$ 287,819
Vesting condition 1 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Options vested, shares				16,667		16,667			16,667
Employees [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Stock-based compensation expense related to vested employee stock options						96,931
Stock-based compensation expense related to unvested employee stock options						154,040
Non-employee [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Stock-based compensation expense related to vested employee stock options						19,083
Stock-based compensation expense related to unvested employee stock options						17,765
Granted Option Employee, February 12, 2012 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						2,900,000
Options granted, exercise price						$ 4.09
Options vested, shares				500,000		500,000			500,000
Gross proceeds from sale of securities						5,000,000
Minimum production pumps						20
Minimum proceeds from licensees and other customers						$ 1
Minimum gross revenue per share						$ 0.2
Stock listed/quoted for trading on NASDAQ���s Capital market						achieved greater than thirty (30) thousand cubic feet per day gas production from at least twenty production pumps
Granted Option Employee, February 12, 2012 [Member] | Vesting condition [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Options vesting pursuant to vesting condition						1,200,000
Granted Option Employee, February 12, 2012 [Member] | Natural gas, per thousand cubic feet [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Minimum Gas production per day (Cubic feet per day)						30,000
Granted Option Employee 2, November 17, 2011 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						75,000
Options granted, exercise price						$ 4.68
Option vested after one year of service, shares						25,000
Option vested after two years of service, shares						25,000
Option vested after three years of service, shares						25,000
Granted Option Employee 3, November 17, 2011 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						375,000
Options granted, exercise price						$ 4.25
Options vested, shares				100,000		100,000			100,000
Option vested after one year of service, shares						91,664
Option vested after two years of service, shares						91,668
Option vested after three years of service, shares						91,668
Granted Option Non-Employee, February 12, 2012 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						50,000
Options granted, exercise price						$ 4.09
Options vested, shares				16,666		16,666			16,666
Granted Option Non-Employee, November 17, 2011 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						10,000
Options granted, exercise price						$ 4.25
Option vested after one year of service, shares						3,333
Option vested after two years of service, shares						3,333
Option vested after three years of service, shares						3,334
Granted Option Non-Employee, December 22, 2011 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						10,000
Options granted, exercise price						$ 4.2
Option vested after one year of service, shares						3,333
Option vested after two years of service, shares						3,333
Option vested after three years of service, shares						3,334

Loan Payable (Details) (USD $)	9 Months Ended		12 Months Ended			50 Months Ended	59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011	Jun. 30, 2012
Loan Payable (Textual)
Proceeds from loan payable		$ 11,856			$ 325,750	$ 325,750	$ 325,750
Repayments of loan payable		285,750	285,750		40,000	325,750	325,750
In-kind contribution of interest		12,824	12,824	25,506		54,448	54,448
Interest paid	60	1,750	1,750			1,750	1,810
Loans payable, outstanding			$ 0	$ 285,750		$ 0

Convertible Loan Payable - Related Party (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		50 Months Ended	59 Months Ended
	Mar. 31, 2011	Feb. 28, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Jun. 30, 2012	Feb. 22, 2011
Convertible Loan Payable Related Party (Textual)
Convertible notes payable									$ 50,000
Convertible notes payable due date		10 days
Debt conversion rate		0.1
Amount of loan converted into shares	50,000				50,000
Shares of common stock shares that notes payable were converted into	500,000				500,000
Interest expense from beneficial conversion feature	$ 50,000			$ (50,000)	$ 50,000		$ (50,000)	$ (50,000)

Commitments (Details) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended																		1 Months Ended							1 Months Ended									1 Months Ended		9 Months Ended		1 Months Ended								1 Months Ended			1 Months Ended
	Oct. 31, 2011	May 31, 2011	Jun. 30, 2012	Sep. 30, 2011	May 28, 2012	Mar. 30, 2012	Mar. 27, 2012	May 20, 2011	May 12, 2011	Mar. 28, 2011	Oct. 14, 2010	Sep. 30, 2010	Aug. 10, 2010	Jul. 20, 2010	Apr. 13, 2010	Feb. 17, 2010	Nov. 04, 2009	Apr. 30, 2009	Nov. 30, 2007	Oct. 31, 2007	Sep. 29, 2007	Apr. 30, 2012 Lease Agreements [Member]	Jan. 31, 2012 Consulting Agreement [Member]	Apr. 30, 2011 Consulting Agreement [Member]	Feb. 28, 2011 Consulting Agreement [Member]	Oct. 31, 2007 Consulting Agreement [Member]	Jun. 30, 2012 Consulting Agreement [Member]	Jan. 24, 2012 Consulting Agreement [Member]	Jan. 31, 2012 Consulting Agreement [Member] May 1, 2012	Jan. 31, 2012 Consulting Agreement [Member] August 1, 2012	Jan. 31, 2012 Consulting Agreement [Member] November 1, 2012	Jan. 31, 2012 Consulting Agreement [Member] February 1, 2013	Apr. 30, 2011 Consulting Agreement [Member] October 31, 2011	Apr. 30, 2011 Consulting Agreement [Member] April 30, 2012	Apr. 30, 2011 Consulting Agreement [Member] October 31, 2012	Apr. 30, 2011 Consulting Agreement [Member] April 30, 2013	Jun. 30, 2012 Consulting Agreement 1 [Member]	Mar. 31, 2012 Exclusive Placement Agent and Advisor [Member]	Mar. 14, 2012 Exclusive Placement Agent and Advisor [Member]	Jun. 30, 2012 Financial Advisory Services [Member]	Oct. 31, 2011 Financial Advisory Services [Member]	Apr. 30, 2012 Employment Agreement [Member]	Mar. 31, 2012 Employment Agreement [Member]	Jun. 30, 2011 Employment Agreement [Member]	May 31, 2011 Employment Agreement [Member]	Apr. 30, 2011 Employment Agreement [Member]	Mar. 30, 2012 Employment Agreement [Member]	Jun. 01, 2011 Employment Agreement [Member]	May 01, 2011 Employment Agreement [Member]	May 31, 2011 Employment Agreement 1 [Member]	Apr. 30, 2011 Employment Agreement 1 [Member]	May 01, 2011 Employment Agreement 1 [Member]	Apr. 30, 2011 Employment Agreement 2 [Member]	Apr. 30, 2011 Employment Agreement 3 [Member]
Commitments (Textual)
Monthly compensation																																										$ 4,170
Payment term under termination of employee before initial term expires																																										Base salary for the one year period		Base salary for the two-week period	Base salary for the two-week period	Base salary for the one year				base salary for the two-week	Base salary for the one year		Base salary for the one year period	Base salary for the one year period
Term of agreement																												1 year											90 days		12 months					2 years	1 year	1 year	1 year		2 years	1 year	2 years	2 years
Monthly payment under the agreement																							3,500	6,500																			1,750
Common stock issued	6,000																						28,000	20,000					7,000	7,000	7,000	7,000	5,000	5,000	5,000	5,000
Notice period to terminate agreement																							60 days	30 days
Placement fees as percentage of sale to outside party																																							7.00%
Issuance of warrants as percentage of sale to outside party																																							7.00%
Requisition of payment under agreement																																									10,000
Payment for stock being quoted on OTCQX																																									6,000
Quarterly payment under agreement																																									6,000
Payment to ouside consultants		13,500																																						16,000
Annual compensation																																												70,000	54,000	150,000				50,000	150,000		120,000	70,000
Finder fees as a percentage of aggregate amount of equity capital raised																								7.00%
Finder fees as a percentage of aggregate amount of debt capital raised																								4.00%
Common stock, shares issued			10,965,500	12,052,500	480,000	400,000	100,000	950,000	400,000	50,000	50,000	7,037,500	50,000	50,000	75,000	50,000	100,000	275,000	197,500	850,000	390,000			5,000			6,000										7,000
Common stock , share price																								$ 5.5			$ 5.5										$ 4
Common Stock, fair value,			1,097	1,206	1,464,000	1,220,000	305,000	1,899,975	1,200,000	100,000	5,000	703	5,000	5,000	7,500	5,000	10,000	27,500	19,750	85,000	39,000			27,500			33,000,000										28,000
Amount pay (per month) for administrative and other miscellaneous services																									$ 4,500	$ 5,000
Agreement termination effective date																						Oct 31, 2012		Oct 11, 2011	Jan 31, 2012	Oct 1, 2008												May 30, 2012						May 31, 2012	May 31, 2012	Mar 31, 2013				May 31, 2012	Mar 31, 2013		Mar 31, 2013	Mar 31, 2013

Related Party Transactions (Details) (USD $)	1 Months Ended						2 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended				50 Months Ended	59 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Jun. 30, 2011	May 31, 2011	Mar. 31, 2011	Feb. 28, 2011	Sep. 30, 2007	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Sep. 30, 2011	Jun. 30, 2012	May 13, 2012	Apr. 20, 2012	Feb. 13, 2012	Feb. 08, 2012	Oct. 15, 2011	Jul. 01, 2011	Mar. 28, 2011	Feb. 22, 2011	Aug. 13, 2007
Related Party Transactions (Textual)
Paid to outside consulting services				$ 13,500
Monthly rental payment of lease agreement with director	1,160
Technology and intellectual property purchased from officers/employees																		10,000	15,000	15,000
Term of lease agreement with director	1 year
Shares issued for purchase of assets		300,000
Exercise price of option issued for purchase of assets		$ 4.09
In-kind contribution of services							700			289,600	289,600	5,200	5,200	5,200	305,900	305,900
Fair value of intellectual property acquired by principal stockholder on behalf of company											287,000
Convertible notes payable																								50,000
Convertible notes payable due date						10 days
Debt conversion rate						0.1
Amount of loan converted into shares					50,000						50,000
Shares of common stock shares that notes payable were converted into					500,000						500,000
Interest expense from beneficial conversion feature					50,000					(50,000)	50,000				(50,000)	(50,000)
Monthly rental payment of office space			1,118
Payments for Rent								6,708			5,646
Cash contribution from principal stockholder							100
Common stock issued for services and intellectual property					2,500												7,000				1,000	2,500	3,010,000		5,000,000
Fair value of common stock issued for services and intellectual property					$ 13,750												$ 28,000				$ 5,500	$ 13,750	$ 13,394,500		$ 500
Par value per share issued for services and intellectual property					$ 5.5												$ 4				$ 5.5	$ 5.5			$ 0.0001

Binding Letter of Intent (Details) (USD $)	Apr. 30, 2009
Binding Letter of Intent (Textual)
Percentage of outstanding shares the Company will issue into a binding letter of intent	75.00%
Consideration of shares to be paid into binding letter of intent	$ 300,000

Subsequent Event (Details) (USD $)	1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Oct. 31, 2011	Jun. 30, 2012	Sep. 30, 2011	Nov. 17, 2011
Subsequent Event (Textual)
Common stock shares granted through Nonqualified stock options, restricted stock, stock award		1,000,000
Fair market value of the stock on the option grant date		100.00%
Outstanding capital stock of the company on option grant date						10.00%
Percentage of fair market value of the stock on option grant date for stock option price per share						110.00%
Discription of the exercise period of options		In whole or in part within 10 years from the Option Grant Date, or 5 years if Eligible Participant owns more than 10% of outstanding capital stock of Company
Options granted through the equity compensation plan	10,000	460,000		3,720,000
Options not granted through equity compensation plan		75,000
Percentage of average revised price		110.00%
Options vest on the grant date						100,000
Remaining options						360,000
Number of installments		Three
Common stock issued			6,000
Amount paid for services performed			$ 6,500	$ 5,500	$ 27,500
Agreement period		12 months
Payment upon execution			10,000
Payment upon the Company���s stock being quoted on OTCQX			6,000
Quarterly fee for the remaining term of the agreement			$ 6,000